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                        SANFORD C. BERNSTEIN FUND, INC.

     Supplement dated May 3, 1999 filed pursuant to Rule 497(e) of the
        Securities Exchange Act of 1933 to the Regular Prospectus and
     Statement of Additional Information dated February 1, 1999 which was filed pursuant to Post-Effective Amendment No. 19 (File Nos. 33-21844; 811-5555)
       with the Securities and Exchange Commission on January 22, 1999.

         Effective May 3, 1999 all references to the "Bernstein International Value Portfolio" in the Sanford C. Bernstein Fund, Inc. Prospectus and Statement of Additional Information dated February 1, 1999 shall be changed to the "Bernstein Tax-Managed International Value Portfolio".